Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (A)	81,503	$ 11,866,837
Moderna, Inc. (A) (B)	153,965	10,893,024

		22,759,861

Entertainment - 5.5%
Netflix, Inc. (A)	65,978	32,990,979
Spotify Technology SA (A)	492,028	119,351,232

		152,342,211

Health Care Equipment & Supplies - 8.2%
DexCom, Inc. (A)	226,420	93,337,117
Intuitive Surgical, Inc. (A)	188,580	133,805,053

		227,142,170

Health Care Providers & Services - 1.5%
Guardant Health, Inc. (A)	365,247	40,827,310

Health Care Technology - 5.4%
Livongo Health, Inc. (A)	106,709	14,944,595
Veeva Systems, Inc., Class A (A)	479,247	134,759,464

		149,704,059

Interactive Media & Services - 7.3%
Snap, Inc., Class A (A)	1,955,898	51,068,497
Twitter, Inc. (A)	2,070,525	92,138,362
Zillow Group, Inc., Class C (A) (B)	580,569	58,980,005

		202,186,864

Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (A)	47,624	149,955,117
Chewy, Inc., Class A (A) (B)	631,514	34,625,913
Wayfair, Inc., Class A (A) (B)	248,912	72,435,881

		257,016,911

IT Services - 24.3%
Adyen NV (A) (C)	25,844	47,668,818
Fastly, Inc., Class A (A)	188,546	17,662,989
MongoDB, Inc. (A) (B)	173,037	40,059,796
Okta, Inc. (A)	450,420	96,322,317
Shopify, Inc., Class A (A)	167,794	171,648,228
Snowflake, Inc., Class A (A)	58,960	14,798,960
Square, Inc., Class A (A)	1,130,922	183,831,371
Twilio, Inc., Class A (A) (B)	398,311	98,418,665

		670,411,144

Life Sciences Tools & Services - 3.4%
10X Genomics, Inc., Class A (A)	385,401	48,051,797
Illumina, Inc. (A)	145,313	44,913,342

		92,965,139

Metals & Mining - 0.1%
Royal Gold, Inc.	31,908	3,834,384

Oil, Gas & Consumable Fuels - 0.1%
Texas Pacific Land Trust (B)	8,287	3,742,078

Road & Rail - 3.7%
Uber Technologies, Inc. (A)	2,787,688	101,694,858

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	85,571	$ 46,312,737

Software - 19.9%
Atlassian Corp. PLC, Class A (A)	172,423	31,344,777
Coupa Software, Inc. (A) (B)	299,198	82,052,060
Datadog, Inc., Class A (A)	430,762	44,006,646
Slack Technologies, Inc., Class A (A) (B)	2,886,714	77,537,138
Trade Desk, Inc., Class A (A) (B)	198,548	103,002,731
Unity Software, Inc. (A)	142,889	12,471,352
Zoom Video Communications, Inc., Class A (A)	421,056	197,942,636

		548,357,340

Specialty Retail - 4.2%
Carvana Co. (A)	513,457	114,531,718

Total Common Stocks (Cost $1,390,777,279)		2,633,828,784

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	44,814,431	44,814,431

Total Other Investment Company (Cost $44,814,431)		44,814,431

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $92,976,001 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 06/15/2022, and with a value of $94,835,600.	$ 92,976,001	92,976,001

Total Repurchase Agreement (Cost $92,976,001)		92,976,001

Total Investments Excluding Options Purchased (Cost $1,528,567,711)		2,771,619,216
Total Options Purchased - 0.2% (Cost $9,322,136)		3,603,022

Total Investments (Cost $1,537,889,847)		2,775,222,238
Net Other Assets (Liabilities) - (0.5)%		(12,669,190)

Net Assets - 100.0%		$ 2,762,553,048

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	RBS	USD 8.06	07/23/2021	USD 511,693,474	$2,714,022	$1,400,505
Put - USD vs. CNH	RBS	USD 7.75	01/07/2021	USD 407,509,635	1,779,595	255,101
Put - USD vs. CNH	BNP	USD 7.99	09/10/2021	USD 425,939,327	2,579,311	1,561,920
Put - USD vs. CNH	RBS	USD 8.48	05/28/2021	USD 360,276,839	2,249,208	385,496

Total					$9,322,136	$3,603,022

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,586,159,966	$47,668,818	$—	$2,633,828,784
Other Investment Company	44,814,431	—	—	44,814,431
Repurchase Agreement	—	92,976,001	—	92,976,001
Over-the-Counter Foreign Exchange Options Purchased	—	3,603,022	—	3,603,022

Total Investments	$2,630,974,397	$144,247,841	$—	$2,775,222,238

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $132,286,942, collateralized by cash collateral of $44,814,431 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $90,392,290. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of the 144A security is $47,668,818, representing 1.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 3